Offerings	Aug. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 86,250,000.00
Amount of Registration Fee	$ 11,911.13
Offering Note	Estimated solely for the purpose of calculating the registration fee. Includes 1,125,000 units, consisting of 1,125,000 Class A ordinary shares and 281,250 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	8,625,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	2,156,250
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	The redeemable warrants included as part of the units are exercisable for Class A ordinary shares within the later of one year after the closing of this offering or upon the completion of the registrant's initial business combination. The registrant inadvertently identified Class A ordinary shares underlying the redeemable warrants (the "Warrant Shares") for registration and paid a registration fee of $3,434.45 based on a proposed maximum aggregate offering price of $111,046,875.00, in connection with the original filing of the Registration Statement on Form S-1 on August 6, 2026. This fee table has been corrected to remove the registration of the Warrant Shares.